Corporate Information and Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Corporate Information And Going Concern
Net loss	$ 1,014,747	$ 2,356,488	$ 9,476,934
Accumulated Deficit	21,804,349	$ 19,394,044
Working capital deficit	$ 2,843,226